Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

		ADDITIONS
		Charged
		(Credited)
	Beginning	To Costs and						Ending
	Balance	Expenses		Other		Deductions		Balance
	(Millions)
2010:
Allowance for doubtful accounts — accounts and notes receivable(a)	$22	$(6)		$—		$1	(c)	$15
Deferred tax asset valuation allowance(a)	289	(40)		—		—		249
Price-risk management credit reserves — liabilities(b)	(3)	3	(d)	—		—		—

2009:
Allowance for doubtful accounts — accounts and notes receivable(a)	29	4		—		11	(c)	22
Deferred tax asset valuation allowance(a)	224	65		—		—		289
Price-risk management credit reserves — assets(a)	6	(3	) (d)	(3	) (e)	—		—
Price-risk management credit reserves — liabilities(b)	(15)	12	(d)	—		—		(3)

2008:
Allowance for doubtful accounts — accounts and notes receivable(a)	16	15		—		2	(c)	29
Deferred tax asset valuation allowance(a)	274	(14)		—		36	(c)	224
Price-risk management credit reserves — assets(a)	1	1	(d)	4	(e)	—		6
Price-risk management credit reserves — liabilities(b)	—	(16	) (d)	1	(e)	—		(15)

(a)	Deducted from related assets.

(b)	Deducted from related liabilities.

(c)	Represents balances written off, reclassifications and recoveries.

(d)	Included in revenues.

(e)	Included in accumulated other comprehensive income (loss).